Scudder
Managed Shares:

      Scudder Money
      Market Series

      Scudder Tax Free Money
      Market Series

      Scudder Government
      Money Market Series

Annual Report
December 31, 1998

Pure No-Load(TM) Funds

Three pure no-load(TM) (no sales charges) mutual fund portfolios each seeking to provide high money market income with preservation of capital and liquidity through investments in different types of instruments.

SCUDDER                    (logo)

                             Scudder Managed Shares

--------------------------------------------------------------------------------
Scudder Money Market Series  Date of Inception:1/12/81    Ticker Symbol: MCAXX

Scudder Tax Free
   Money Market Series       Date of Inception: 10/1/82   Ticker Symbol: MGTXX

Scudder Government
   Money Market Series       Date of Inception: 10/31/81  Ticker Symbol: MGOXX
--------------------------------------------------------------------------------

                                Table of Contents


   3  Letter from the Series' President  Scudder Government
                                         Money Market Series
Scudder Money Market Series
                                           12  Investment Portfolio
   4  Investment Portfolio                 25  Financial Highlights
  19  Financial Highlights                 34  Stockholder Meeting Results
  32  Stockholder Meeting Results

Scudder Tax Free Money                     14  Financial Statements
Market Series                              27  Notes to Financial Statements
                                           30  Report of Independent Accountants
   7  Investment Portfolio                 31  Tax Information
  23  Financial Highlights                 36  Officers and Trustees
  33  Stockholder Meeting Results          37  Investment Products and Services
                                           38  Scudder Solutions


                           2 - Scudder Managed Shares

                        Letter from the Series' President

Dear Shareholders,

     Scudder Managed Shares is a class of shares in three different money market mutual fund portfolios: Money Market Series, Tax Free Money Market Series, and Government Money Market Series. Each of these money market portfolios seeks to provide a high level of current income while preserving capital and maintaining liquidity.

     All three Portfolios seek to maintain a net asset value of $1.00, and have done so since their inception. (There is no guarantee, of course, that each will maintain stable net asset values.)

     Tables showing dividend payments and other financial information for the twelve-month period ended December 31, 1998 can be found within this report. In addition, please see the following pages for financial statements as of December 31, 1998, as well as a list of each Portfolio's investments.

     For those of you who are interested in new Scudder products, we recently introduced the Scudder Tax Managed Growth Fund, investing in medium- to large-sized U.S. companies, and Scudder Tax Managed Small Company Fund, which invests in stocks of small U.S. companies. Using a combination of quantitative and fundamental research, the funds will focus on companies with strong earnings growth, reasonable valuations, and favorable risk profiles. Both funds strive to maximize after-tax returns by systematically taking into account the tax implications of portfolio transactions and seeking to offset capital gains by realizing losses when appropriate.

     If you have any questions concerning any series of Scudder Managed Shares, please call 1-800-854-8525 from any continental state.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     President

     Scudder Money Market Series
     Scudder Tax Free Money Market Series
     Scudder Government Money Market Series


                           3 - Scudder Managed Shares

                  Investment Portfolio as of December 31, 1998

                               Money Market Series

                                                                                              Principal
                                                                                              Amount ($)            Value ($)
==============================================================================================================================
Repurchase Agreements 1.6%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company dated 12/31/1998 at
  4.85%, to be repurchased at $35,837,302 on 1/4/1999, collateralized by a                                       -------------
  $35,320,000 U.S. Treasury Note, 7.5%, 10/31/1999 (Cost $35,818,000) ...................     35,818,000            35,818,000
                                                                                                                 -------------
Commercial Paper 60.9%
------------------------------------------------------------------------------------------------------------------------------
Abbey National North America, 5.16%, 2/9/1999 ...........................................     50,000,000            49,715,083
Ace Overseas Corp., 5.16%, 2/1/1999 .....................................................     39,000,000            38,822,008
Ace Overseas Corp., 4.91%, 4/19/1999 ....................................................     20,000,000            19,707,200
American Honda Finance Corp., 5.30%, 1/28/1999* .........................................     25,000,000            25,000,000
Amsterdam Funding Corp., 4.88%, 1/14/1999 ...............................................     50,628,000            50,532,018
Banque National de Paris, 4.72%, 1/13/1999 ..............................................     15,335,000            15,308,931
Baxter International, Inc., 5.26%, 1/26/1999 ............................................     19,000,000            18,928,090
Baxter International, Inc., 5.22%, 2/16/1999 ............................................     30,000,000            29,796,833
Caterpillar Financial Services Ltd., 4.99%, 1/29/1999 ...................................     20,000,000            19,919,889
Coca-Cola Enterprises, Inc., 5.10%, 3/26/1999 ...........................................     50,000,000            49,405,000
Commonwealth Bank of Australia, 4.72%, 1/13/1999 ........................................     30,000,000            29,949,000
Countrywide Home Loans, Inc., 5.28%, 1/21/1999 ..........................................     25,000,000            24,923,194
CSW Credit, Inc., 5.06%, 2/22/1999 ......................................................     31,005,000            30,775,701
Falcon Asset Securitization Corp., 5.46%, 2/8/1999 ......................................     25,000,000            24,858,292
General Electric Capital Corp., 4.97%, 2/18/1999 ........................................     25,000,000            24,832,000
Halifax PLC, 4.94%, 1/6/1999 ............................................................     20,000,000            19,983,556
Household Finance Corp., 5.28%, 1/11/1999 ...............................................     30,000,000            29,951,667
Household International, 5.04%, 1/26/1999 ...............................................     30,000,000            29,891,250
Huntington National Bank, 5.214%, 2/2/1999* .............................................     25,000,000            24,993,827
International Securitization Corp., 5.11%, 1/19/1999 ....................................     30,000,000            29,919,300
Intrepid Funding Master Trust, 5.04%, 2/9/1999 ..........................................     20,000,000            19,888,633
Merrill Lynch & Co., 4.78%, 1/14/1999 ...................................................     20,000,000            19,962,878
Merrill Lynch & Co., 5.0%, 2/10/1999 ....................................................     30,000,000            29,830,000
Monsanto Co., 4.55%, 1/8/1999 ...........................................................     25,000,000            24,974,771
Mont Blanc Capital Corp., 4.93%, 1/19/1999 ..............................................     50,000,000            49,870,250
Monte Rosa Capital Corp., 4.97%, 1/21/1999 ..............................................     50,000,000            49,855,556
Morgan Stanley Dean Witter Discover Co., 4.98%, 1/22/1999 ...............................     25,000,000            24,924,167
Morgan Stanley Dean Witter Discover Co., 5.06%, 2/11/1999 ...............................     15,000,000            14,912,021
National Bank of New York City, 5.03%, 2/3/1999 .........................................     30,000,000            29,858,100
National Rural Utilities Cooperative Finance Corp., 5.0%, 2/19/1999 .....................     30,000,000            29,792,975

    The accompanying notes are an integral part of the financial statements.


                           4 - Scudder Managed Shares

                                                                                              Principal
                                                                                              Amount ($)            Value ($)
==============================================================================================================================
Nordbanken North America, Inc., 5.34%, 2/8/1999 .........................................     50,000,000            49,722,917
PacifiCorp, 4.62%, 1/11/1999 ............................................................     20,000,000            19,971,778
PacifiCorp, 5.03%, 2/11/1999 ............................................................     25,000,000            24,854,222
Petroleo Brasileiro S.A., 4.54%, 1/8/1999 ...............................................     30,000,000            29,969,783
Prudential Funding Corp., 4.82%, 1/15/1999 ..............................................     25,000,000            24,949,931
Sheffield Receivables Corp., 5.05%, 1/20/1999 ...........................................     40,000,000            39,888,111
Sigma Finance, 5.24%, 1/29/1999 .........................................................     25,000,000            24,895,000
Sony Capital Corp., 4.81%, 1/13/1999 ....................................................     10,000,000             9,982,667
Special Purpose Accounts Receivable Cooperative Corp., 5.15%, 4/15/1999 .................     45,000,000            44,334,400
Svenska Handelsbanken, 5.44%, 1/4/1999 ..................................................     50,000,000            49,969,792
Thunder Bay Funding Inc., 5.16%, 1/26/1999 ..............................................     20,000,000            19,925,694
Toyota Motor Credit Corp., 4.47%, 1/8/1999 ..............................................     23,200,000            23,176,993
WCP Funding Inc., 4.96%, 1/27/1999 ......................................................     50,000,000            49,814,750
Windmill Funding Corp., 5.09%, 1/29/1999 ................................................     32,000,000            31,869,333
Wood Street Funding Corp., 5.22%, 2/10/1999 .............................................     25,000,000            24,852,222
------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $1,349,259,783)                                                                     1,349,259,783
------------------------------------------------------------------------------------------------------------------------------

Certificates of Deposit 11.7%
------------------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 5.524%, 1/14/1999* ........................................     15,500,000            15,499,435
BankBoston, 5.282%, 2/16/1999 ...........................................................     25,000,000            24,984,687
Bankers Trust Co., 4.82%, 2/15/1999* ....................................................     15,000,000            14,996,320
Dresdner Bank, 7.0%, 1/4/1999 ...........................................................     38,000,000            38,000,000
FCC National Bank, Bank Note, 5.1%, 1/28/1999 ...........................................     25,000,000            25,000,000
FCC National Bank, 4.8%, 1/1/1999* ......................................................     15,000,000            14,995,738
Goldman Sachs Group, 5.48%, 1/5/1999* ...................................................     40,000,000            40,000,000
Huntington National Bank, 5.625%, 1/12/1999 .............................................     15,000,000            15,000,252
IBM Credit Corp., 5.4%, 1/27/1999 .......................................................     30,000,000            29,997,991
Svenska Handelsbanken, Bank Note, 5.5%, 1/2/1999* .......................................     40,000,000            39,988,515
------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $258,462,938)                                                                  258,462,938
------------------------------------------------------------------------------------------------------------------------------

Short-Term and Medium-Term Notes 25.8%
------------------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 5.604%, 1/26/1999* ........................................     20,000,000            19,999,205
BankBoston, 4.889%, 1/1/1999* ...........................................................     25,000,000            25,000,000
Bankers Trust Co., 4.86%, 1/1/1999* .....................................................     16,000,000            15,998,675
Bankers Trust Co., 4.85%, 1/1/1999* .....................................................     15,000,000            14,998,016
Countrywide Home Loan, 5.624%, 1/24/1999* ...............................................     30,000,000            30,000,000
Countrywide Home Loan, Medium Term Note, 5.598%, 1/15/1999* .............................     20,000,000            20,000,000
Federal National Mortgage Association Discount Note, 6.0%, 1/4/1999 .....................     24,810,000            24,797,595

    The accompanying notes are an integral part of the financial statements.


                           5 - Scudder Managed Shares

                                                                                              Principal            Value ($)
                                                                                              Amount ($)           (Note A)
==============================================================================================================================
First Union National Bank, 5.42%, 2/16/1999* ............................................     30,000,000            30,000,000
Goldman Sachs Group, 5.25%, 3/26/1999* ..................................................     15,000,000            15,000,000
Household Finance Corp., 5.189%, 3/9/1999* ..............................................     25,000,000            25,000,000
Lehman Brothers Holdings, Medium Term Note, 5.61%, 1/20/1999* ...........................     25,000,000            25,000,000
Lehman Brothers Holding Co., 4.91%, 2/8/1999* ...........................................     35,000,000            34,999,104
Merrill Lynch & Co., Medium Term Note, 5.494%, 1/14/1999* ...............................     30,000,000            30,000,000
MMR Funding I, Weekly Demand Note, 5.57%, 1/7/1999* .....................................      5,500,000             5,500,000
NationsBank Carolinas, 4.83%, 1/21/1999* ................................................     40,000,000            39,991,355
Northern Trust Co., 5.45%, 1/8/1999* ....................................................     50,000,000            49,979,452
Sigma Finance Inc., 4.88%, 1/25/1999* ...................................................     25,000,000            25,000,000
Toronto-Dominion Bank, 5.414%, 1/13/1999* ...............................................     50,000,000            49,975,728
Transamerica Finance Corp., Medium Term Note, 5.45%, 1/21/1999* .........................     50,000,000            50,000,000
Wachovia Corp., 5.44%, 1/21/1999* .......................................................     40,000,000            39,994,665
------------------------------------------------------------------------------------------------------------------------------
Total Short-Term and Medium-Term Notes (Cost $571,233,795)                                                         571,233,795
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $2,214,774,516) (a)                                                   2,214,774,516
------------------------------------------------------------------------------------------------------------------------------
(a)   Cost for federal income tax purposes is $2,214,774,516.
*     Floating rate security; date shown is next interest rate change.

    The accompanying notes are an integral part of the financial statements.


                           6 - Scudder Managed Shares

                  Investment Portfolio as of December 31, 1998

                          Tax Free Money Market Series

                                                                                                    Credit
                                                                                  Principal       Rating (b)
                                                                                  Amount ($)      (Unaudited)       Value ($)
==============================================================================================================================
Short-Term Municipal Investments 100.0%
------------------------------------------------------------------------------------------------------------------------------
Alaska
Alaska Housing Finance Corp., General Mortgage Revenue, Series 1991-A,
  Weekly Demand Note, 4.0%, 6/1/2026 ..........................................   3,000,000          A1+             3,000,000
Arizona
Maricopa County, AZ, Pollution Control Revenue:
  Arizona Public Service Corporation, Series F, Daily Demand Note, 5.0%,
  5/1/2029 ....................................................................   1,000,000          P1              1,000,000
  Series 1994 A, Variable Rate, 5.1%, 5/1/2029 ................................   1,700,000          A1+             1,700,000
Pima County, AZ, Industrial Development Authority, Series 1985, SFE
  Technologies, Weekly Demand Note, 4.5%, 12/1/2005 ...........................   1,100,000          VMIG1           1,100,000
Colorado
Cherry Creek, CO, South Metropolitan District #1, Weekly Demand Note,
  3.95%, 6/1/2006 .............................................................   4,550,000          A1+             4,550,000
Platte River Power Authority Co., TECP, 3.05%, 3/10/1999 ......................   2,000,000          A1              2,000,000
Smith Creek, CO, Metropolitan District, Water Utility Revenue Bond,
  Variable Rate, 4.05%, 10/1/2035 .............................................   5,000,000          A1+             5,000,000
District of Columbia
District of Columbia, General Obligation, Refunding Bonds:
  Series A1, Daily Demand Note, 5.2%, 10/1/2007 ...............................   3,900,000          VMIG1           3,900,000
  Series A5, Daily Demand Note, 5.2%, 10/1/2007 ...............................   3,700,000          VMIG1           3,700,000
  Series A6, Daily Demand Note, 5.2%, 10/1/2007 ...............................   3,000,000          VMIG1           3,000,000
Florida
Alachua County, FL, Health Facility Authority, Shands Teaching Hospital,
  Series 1996 B, Variable Weekly, 4.0%, 12/1/2026 (c) .........................   3,800,000          A1+             3,800,000
Dade County, FL, Health Facilities Authority, Miami Children's Hospital,
  Weekly Demand Note, 3.4%, 9/1/2025 (c) ......................................   3,000,000          AAA             3,000,000
Dade County, FL, Water and Sewer System Revenue Bonds, Series 1994, Weekly
  Demand Note, 3.4%, 10/5/2022 ................................................   5,500,000          A1+             5,500,000
Jacksonville, FL, Florida Power & Light, Series 1994, TECP, 3.25%,
  1/20/1999 ...................................................................   2,000,000          A1+             2,000,000
Jacksonville, FL, Electric Authority, TECP, Series C1, 3.45%, 1/13/1999 .......   2,500,000          A1+             2,500,000
Sarasota County, FL, Public Hospital District, Sarasota Memorial Hospital,
  TECP, Series 1985 C, 3.1%, 2/18/1999 ........................................   3,900,000          A1+             3,900,000
Sunshine State, FL, Government Finance Commission, TECP, Series 1986, 3.15%,
  2/16/1999 ...................................................................   2,500,000          VMIG1           2,500,000

    The accompanying notes are an integral part of the financial statements.


                           7 - Scudder Managed Shares

                                                                                                    Credit
                                                                                  Principal       Rating (b)
                                                                                  Amount ($)      (Unaudited)       Value ($)
==============================================================================================================================
University of Northern Florida Capital Improvement Revenue, Weekly Demand
  Note, Series 1994, 4.0%, 11/1/2024 ..........................................   2,000,000          VMIG1           2,000,000
Georgia
Fulton County, GA, Pollution Control Revenue, General Motors Project 1985,
  Variable Weekly, 3.75%, 12/1/2001 ...........................................   1,580,000          VMIG1           1,580,000
Gainsville Redevelopment Authority, Riverside Military Academy Project,
  Weekly Demand Note, 4.1%, 1/1/2023 ..........................................   2,000,000          AA2             2,000,000
State of Georgia, Municipal Electric Authority, Project 1, Series 1985B,
  TECP, 3.1%, 3/8/1999 ........................................................   3,500,000          A1+             3,500,000
Illinois
Chicago-O'Hare International Airport, IL, General Airport Second Lien,
  Series A, Weekly Demand Note, 4.0%, 1/1/2015 ................................   1,500,000          A1+             1,500,000
Chicago, IL, O'Hare International Airport Revenue Bonds, American Airlines
  Project, Series 1983 D, 5.0%, 12/1/2017 .....................................   2,000,000          P1              2,000,000
Cook County, IL, Weekly Demand Note, 4.1%, 12/1/2001 ..........................   3,000,000          A1+             3,000,000
Illinois Development Finance Authority Pollution Control Revenue, Illinois
  Power Co. Project, Series 1993 A, TECP, 4.25%, 11/1/2028 ....................   4,000,000          A1+             4,000,000
Illinois Educational Facilities Authority, University Pooled Finance
  Program, Weekly Demand Note, 4.1%, 12/1/2005 (c) ............................   1,725,000          VMIG1           1,725,000
Illinois Health Facilities Authority, Rush Presbytarian St. Luke's Medical
  Center, Series 1989A, TECP, 3.05%, 3/18/1999 ................................   4,500,000          A1+             4,500,000
Indiana
Sullivan, IN, National Rural Utilities Cooperative, Hoosier Energy, TECP,
  Series 85L-2, 3.05%, 2/19/1999 ..............................................   2,700,000          A1+             2,700,000
Kansas
City of Burlington, KS, National Rural Utilities Cooperative Finance Corp.,
  Series 85C-2, TECP, 3.1%, 3/5/1999 ..........................................   4,000,000          A1+             4,000,000
Kentucky
Danville, KY, Multi-City Lease Revenue, TECP:
  3.1%, 2/19/1999 .............................................................   4,125,000          A1              4,125,000
  3.25%, 1/13/1999 ............................................................   3,000,000          A1              3,000,000
Mason County, KY, East Kentucky Power Cooperative, Pollution Control
  Revenue, Weekly Demand Note, Series 1984 B-1, 4.05%, 10/15/2014 .............   4,145,000          A1+             4,145,000
Mayfield, KY, Multi-City Lease Revenue, Kentucky League of Cities Funding
  Trust, Weekly Demand Note, Series 1996, 4.1%, 7/1/2026 ......................   2,000,000          VMIG1           2,000,000
Pendleton County, KY, Multi-County Lease Revenue Bonds, Series 1989, TECP,
  3.2%, 1/19/1999 .............................................................   5,000,000          A1+             5,000,000

    The accompanying notes are an integral part of the financial statements.


                           8 - Scudder Managed Shares

                                                                                                    Credit
                                                                                  Principal       Rating (b)
                                                                                  Amount ($)      (Unaudited)       Value ($)
==============================================================================================================================
Louisiana
Louisiana Public Facilities Authority:
  Hospital Revenue, Willis Knighton Medical Center, Weekly Demand Note,
   4.0%, 9/1/2025 .............................................................   3,000,000          VMIG1           3,000,000
  School Healthcare System, TECP, Series 1997D, 3.1%, 2/23/1999 ...............   5,500,000          A1+             5,500,000
Maryland
Anne Arundel County, MD, Baltimore Gas & Electric Company, TECP, 3.1%,
  2/22/1999 ...................................................................   3,500,000          MIG1            3,500,000
Michigan
Michigan Strategic Fund, Dow Chemical Co., Pollution Control Revenue, TECP,
  Series 1986, 3.1%, 2/17/1999 ................................................   4,000,000          P1              4,000,000
University of Michigan Hospital Revenue, Series A, Daily Demand Note,
  5.15%, 12/1/2019 ............................................................   1,400,000          VMIG1           1,400,000
Missouri
City of Columbia, MO, Special Obligation, Insurance Reserve Bonds, Weekly
  Demand Note, 3.95%, 6/1/2008 ................................................   2,700,000          VMIG1           2,700,000
St. Louis, MO, Industrial Development Authority, Kirkwood Project,
  Series 1985, 4.125%, 12/1/2015 ..............................................   1,000,000          P1              1,000,000
Nevada
Las Vegas, Valley Water District, NV, TECP, Series A, 3.1%, 2/18/1999 .........   5,500,000          P1              5,500,000
New Mexico
Albuquerque, NM, Gross Receipts/Lodgers Tax, Series 1991 A, Weekly Demand
  Note, 3.95%, 7/1/2022 .......................................................   2,000,000          A1+             2,000,000
New York
Nassau County, NY, Tax Anticipation Notes:
  Series 1998 A, 3.5%, 3/30/1999 ..............................................   2,100,000          SP1             2,102,282
  Series 1998 B, 3.5%, 8/18/1999 ..............................................   4,300,000          SP1             4,311,529
  Series 1998 C, 3.5%, 12/22/1999 .............................................   1,300,000          SP1             1,304,893
New York, General Obligation, TECP, Series V, 3.1%, 3/9/1999 ..................   3,500,000          A1              3,500,000
New York City Municipal Water Finance Authority:
  TECP, Series 5, Lot A, 3.3%, 1/21/1999 ......................................   2,000,000          A1+             2,000,000
  VRDN, Water & Sewer System Revenues, Series 1995, 5.2%, 6/15/2025 ...........   7,000,000          VMIG1           7,000,000
New York City, NY, General Obligation, Series 1993 B, 5.0%, 10/1/2020 .........   3,800,000          A1+             3,800,000
New York, NY, General Obligation, VRDN, Series 1994 A-10, 5.0%, 8/1/2016 ......   2,000,000          A1+             2,000,000
North Carolina
North Carolina Healthcare Commission, Pooled Finance, Series 1985, Weekly
  Demand Note, 4.0%, 12/1/2025 (c) ............................................   7,800,000          A1+             7,800,000

    The accompanying notes are an integral part of the financial statements.


                           9 - Scudder Managed Shares

                                                                                                    Credit
                                                                                  Principal       Rating (b)
                                                                                  Amount ($)      (Unaudited)       Value ($)
==============================================================================================================================
Oregon
Oregon General Obligation, Series 1973-G, Weekly Demand Note, 4.1%,
  12/1/2018 ...................................................................   1,900,000          VMIG1           1,900,000
Pennsylvania
Delaware Valley, PA, Regional Finance Authority, Weekly Demand Note,
  Series 1985 A, 3.9%, 12/1/2020 ..............................................   1,600,000          VMIG1           1,600,000
Elk County, PA, Industrial Development Authority, Stockpole Corp., VRDN,
  3.875%, 3/1/2004 ............................................................   1,750,000          A1              1,750,000
Pennsylvania State Higher Educational Facilities Authority, University Of
  Pennsylvania Health Services, Series B, Weekly Demand Note, 4.05%,
  1/1/2026 ....................................................................   5,000,000          A1+             5,000,000
Schuylkill County, PA, Resource Recovery Revenue, Gilberton Power Project,
  Variable Weekly, 3.95%, 12/1/2002 ...........................................   5,000,000          A1+             5,000,000
South Carolina
South Carolina Public Service Authority, TECP, 3.1%, 2/17/1999 ................   4,500,000          A1+             4,500,000
South Carolina Public Service Authority Revenue, TECP, 3.25%, 1/20/1999 .......   3,000,000          A1+             3,000,000
South Carolina Public Service Authority Revenue, Weekly Demand Note,
  Series 1995, 4.1%, 1/1/2023 (c) .............................................   2,000,000          A1+             2,000,000
Tennessee
City of Clarksville, TN, Public Building Authority Pooled Financing:
  Series 1990, Weekly Demand Note, 3.85%, 7/1/2013 (c) ........................   2,350,000          VMIG1           2,350,000
  Series 1994,Weekly Demand Note, 4.05%, 6/1/2024 .............................   4,000,000          A1+             4,000,000
Texas
Brazos Harbor, TX, Industrial Development Corp., TECP, 3.25%, 1/14/1999 .......   3,000,000          P1              3,000,000
City of San Antonio, TX, Industrial Development River Center Associates
  Project, Weekly Demand Note, 4.05%, 12/1/2012 ...............................   2,700,000          SKI             2,700,000
Houston, TX, Water and Sewer System, TECP, 3.4%, 1/13/1999 ....................   5,000,000          A1              5,000,000
Port Development Corp., TX, Marine Terminal Refunding Revenue, Stolt
  Terminals, Series 1989, Weekly Demand Note, 3.95%, 1/15/2014 ................   1,500,000          A1+             1,500,000
San Antonio, TX, Electric & Gas Municipal Securities Trust Receipts,
  Variable Rate Note, 4.15%, 2/1/2020 .........................................   4,700,000          A1+             4,700,000
State of Texas, General Obligation, Veterans Housing Assistance Refunding
  Bonds, Series 1995, Weekly Demand Note, 3.85%, 12/1/2016 ....................   2,345,000          A1+             2,345,000
Vermont
Vermont Industrial Development Authority Mount Snow, Limited Series 1904,
  VRDN, 3.875%, 4/1/1999 ......................................................     225,000          A1                225,000
Vermont Industrial Development, Vermont Marble Company, Series 1984, VRDN,
  3.875%, 12/1/2004 ...........................................................   2,840,000          A1              2,840,000

    The accompanying notes are an integral part of the financial statements.


                           10 - Scudder Managed Shares

                                                                                                    Credit
                                                                                  Principal       Rating (b)
                                                                                  Amount ($)      (Unaudited)       Value ($)
==============================================================================================================================
Vermont Student Assistance Corporation, Student Loan Revenues, VRDN,
  Series 1985, 3.4%, 1/1/2004 .................................................   4,615,000          VMIG1           4,615,000
Washington
Washington Public Power Supply System, Nuclear Project #1, Series 93 1A-1,
  Weekly Demand Note, 4.0%, 7/1/2017 ..........................................   4,560,000          A1              4,560,000
Washington, Various Purpose General Obligation, Series 1996 B, Weekly
  Demand Note, 4.05%, 6/1/2020 ................................................   2,400,000          A1+             2,400,000
Wisconsin
Wausau, WI, Pollution Control Revenue (Minnesota Mining and Manufacturing),
  Series 1982, Floating Rate Demand Note, 4.05%, 8/1/2017 .....................     500,000          AAA               500,000
Wisconsin Health & Educational Facilities Authority Revenue, Wheaton
  Franciscan Services, Weekly Demand Note, 4.05%, 8/15/2016 ...................   3,500,000          A1+             3,500,000
Wisconsin Health Care Facilities Authority, Franciscan Health Care, Series
  1985-A1, Weekly Demand Note, 4.0%, 1/1/2016 .................................   5,000,000          A1+             5,000,000
Wisconsin State Health Facilities Authority, Franciscan Memorial Hospital,
  Weekly Demand Note, 4.0%, 1/1/2016 ..........................................   3,500,000          A1+             3,500,000
Wyoming
Gillette, WY, Pollution Control Revenue, Pacificorp, TECP, 3.1%, 2/11/1999 ....   3,700,000          A1+             3,700,000
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $246,528,704) (a)                                                       246,528,704
------------------------------------------------------------------------------------------------------------------------------

(a)   Cost for federal income tax purposes was $246,528,704.

(b) Credit ratings (unaudited) shown are either by Moody's Investors Service, Inc., Standard & Poor's Corporation or Scudder Kemper Investments, Inc.
      (SKI).

Moody's     Standard & Poor's

P1          A1/A1+                 Commercial paper of the highest quality.

MIG1
MIG2        SP1/SP1+               Short-term tax-exempt instrument of the best
                                   quality with strong protection.

VMIG1 Short-term tax-exempt variable rate demand instrument of the best quality with strong protection.

(c)   Bond is insured by one of these companies: AMBAC, FGIC, FSA or MBIA.

Abbreviations used in the statement:

TECP        Tax Exempt Commercial Paper      VRDN      Variable Rate Demand Note

    The accompanying notes are an integral part of the financial statements.


                           11 - Scudder Managed Shares

                  Investment Portfolio as of December 31, 1998

                         Government Money Market Series

                                                                                                Principal
                                                                                                Amount ($)          Value ($)
==============================================================================================================================
Repurchase Agreement 0.3%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company dated 12/31/1998
  at 4.85%, to be repurchased at $412,222 on 1/4/1999, collateralized by a                                        ------------
  $410,000 U.S. Treasury Note, 5.75%, 11/15/2000 (Cost $412,000) .......................         412,000               412,000
                                                                                                                  ------------

U.S. Government Agency Obligations 99.7%
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.84%, 1/20/1999 ...............................................       1,460,000             1,456,087
Federal Home Loan Bank, 4.86%, 1/22/1999 ...............................................       1,200,000             1,196,444
Federal Home Loan Bank, 5.0%, 1/6/1999* ................................................      10,000,000             9,997,129
Federal Home Loan Bank, 4.96%, 3/3/1999 ................................................       8,000,000             7,932,222
Federal Home Loan Bank, Medium Term Note, 4.96%, 10/27/1999 ............................       5,000,000             5,000,000
Federal Home Loan Bank, Medium Term Note, 4.99%, 10/29/1999 ............................       5,000,000             5,000,000
Federal Home Loan Bank, Variable Weekly, 4.99%, 1/5/1999* ..............................       5,000,000             4,999,624
Federal Home Loan Mortgage Corp., 4.5%, 1/4/1999 .......................................       1,500,000             1,499,250
Federal Home Loan Mortgage Corp., 4.15%, 1/8/1999 ......................................       2,500,000             2,497,696
Federal Home Loan Mortgage Corp., 4.84%, 1/14/1999 .....................................       2,150,000             2,145,963
Federal Home Loan Mortgage Corp., 4.79%, 1/25/1999 .....................................       4,000,000             3,986,747
Federal Home Loan Mortgage Corp., 4.83%, 2/2/1999 ......................................       4,000,000             3,982,364
Federal Home Loan Mortgage Corp., 4.93%, 2/11/1999 .....................................       3,000,000             2,982,848
Federal Home Loan Mortgage Corp., 5.04%, 2/11/1999 .....................................       3,607,000             3,585,926
Federal Home Loan Mortgage Corp., 5.08%, 2/23/1999 .....................................       4,000,000             3,969,731
Federal Home Loan Mortgage Corp., 4.97%, 3/11/1999 .....................................       3,000,000             2,971,307
Federal Home Loan Mortgage Corp., 4.94%, 3/15/1999 .....................................       3,300,000             3,266,809
Federal Home Loan Mortgage Corp., 4.99%, 3/19/1999 .....................................       2,000,000             1,978,611
Federal Home Loan Mortgage Corp., 4.91%, 4/1/1999 ......................................       2,982,000             2,945,471
Federal National Mortgage Association, 4.70%, 1/5/1999* ................................       5,000,000             4,990,591
Federal National Mortgage Association, 4.97%, 1/19/1999 ................................       4,000,000             3,989,540
Federal National Mortgage Association, 4.86%, 1/20/1999 ................................       1,278,000             1,274,560
Federal National Mortgage Association, 4.91%, 1/22/1999 ................................       3,000,000             2,991,022
Federal National Mortgage Association, 4.87%, 1/26/1999 ................................       5,682,000             5,662,094
Federal National Mortgage Association, 4.97%, 2/10/1999 ................................       4,000,000             3,977,489
Federal National Mortgage Association, 4.88%, 2/17/1999 ................................       2,500,000             2,483,844
Federal National Mortgage Association, 4.89%, 2/19/1999 ................................       3,577,000             3,552,851
Federal National Mortgage Association, 5.01%, 2/25/1999 ................................       7,071,000             7,016,273
Federal National Mortgage Association, 4.96%, 3/2/1999 .................................       2,240,000             2,221,333
Federal National Mortgage Association, 5.07%, 3/6/1999* ................................       3,000,000             2,996,954

    The accompanying notes are an integral part of the financial statements.


                           12 - Scudder Managed Shares

                                                                                              Principal
                                                                                              Amount ($)           Value ($)
==============================================================================================================================
Federal National Mortgage Association, 4.97%, 3/8/1999 .................................       3,000,000             2,972,500
Federal National Mortgage Association, 4.85%, 3/9/1999 .................................       5,000,000             4,954,635
Federal National Mortgage Association, 4.98%, 3/12/1999 ................................       2,209,000             2,187,524
------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (Cost $122,665,439)                                                       122,665,439
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $123,077,439) (a)                                                       123,077,439
------------------------------------------------------------------------------------------------------------------------------

(a)   Cost for federal income tax purposes was $123,077,439.

*     Floating rate security; date shown is next interest rate change.

    The accompanying notes are an integral part of the financial statements.


                           13 - Scudder Managed Shares

                              Financial Statements

                       Statement of Assets and Liabilities
                             as of December 31, 1998

                                                                                               Tax Free        Government
                                                                                 Money           Money            Money
Assets                                                                       Market Series   Market Series    Market Series
----------------------------------------------------------------------------------------------------------------------------
Investments, at value (for cost, see accompanying lists of
  investment portfolios) ................................................. $2,214,774,516   $ 246,528,704    $ 123,077,439
Cash .....................................................................      3,066,972          69,929              524
Receivable for Fund shares sold ..........................................        696,072              --               --
Receivable for investments sold ..........................................             --         300,000               --
Interest receivable ......................................................      5,512,091       1,015,482          254,934
Other assets .............................................................         49,394          32,817           46,137
                                                                            --------------- ---------------- ---------------
Total assets .............................................................  2,224,099,045     247,946,932      123,379,034

Liabilities
----------------------------------------------------------------------------------------------------------------------------
Notes payable ............................................................             --       1,400,000               --
Dividends payable ........................................................      9,762,456         609,516          508,153
Accrued management fee ...................................................        225,236          23,406           10,975
Other payables and accrued expenses ......................................        273,638         154,354          136,160
                                                                            --------------- ---------------- ---------------
Total liabilities ........................................................     10,261,330       2,187,276          655,288
--------------------------------------------------------------------------  --------------- ---------------- ---------------
Net assets, at value                                                        $2,213,837,715  $ 245,759,656    $ 122,723,746
--------------------------------------------------------------------------  --------------- ---------------- ---------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
Managed Shares:
  Net assets applicable to shares outstanding ............................  $ 327,535,036   $ 125,185,339    $  32,754,014
  Shares outstanding of capital stock, $.001 par value, 800,000,000,
    500,000,000, and 1,500,000,000 shares authorized, respectively .......    327,535,036     125,185,339       32,754,014
  Net Asset Value, offering and redemption price per share (net assets /    --------------- ---------------- ---------------
    shares outstanding) ..................................................          $1.00           $1.00            $1.00
                                                                            --------------- ---------------- ---------------
Institutional Shares:
  Net assets applicable to shares outstanding ............................ $1,066,389,829   $ 120,574,317    $  89,969,732
  Shares outstanding of capital stock, $.001 par value, 1,775,000,000,
    500,000,000, and 1,500,000,000 shares authorized, respectively .......  1,066,389,829     120,574,317       89,969,732
  Net Asset Value, offering and redemption price per share (net assets /    --------------- ---------------- ---------------
    shares outstanding) ..................................................          $1.00           $1.00            $1.00
                                                                            --------------- ---------------- ---------------
Premium Money Market Shares:
  Net assets applicable to shares outstanding ............................  $ 807,576,425
  Shares outstanding of capital stock, $.001 par value, 1,180,000,000
    shares authorized ....................................................    807,576,425
  Net Asset Value, offering and redemption price per share (net assets /    ---------------
    shares outstanding) ..................................................          $1.00
                                                                            ---------------
Prime Reserve Money Market Shares:
  Net assets applicable to shares outstanding ............................  $  12,336,425
  Shares outstanding of capital stock, $.001 par value, 1,000,000,000
    shares authorized ....................................................     12,336,425
  Net Asset Value, offering and redemption price per share (net assets /    ---------------
    shares outstanding) ..................................................          $1.00
                                                                            ---------------

    The accompanying notes are an integral part of the financial statements.


                           14 - Scudder Managed Shares

                             Statement of Operations
                          year ended December 31, 1998

                                                                                                  Tax Free        Government
                                                                                  Money             Money            Money
Investment Income                                                             Market Series     Market Series    Market Series
---------------------------------------------------------------------------------------------------------------------------------
       Interest ............................................................ $  92,336,668     $   8,588,899     $   5,677,848
                                                                             ----------------  ----------------  ----------------

       Expenses:
       Management fee ......................................................     4,150,657           617,012           262,038
       Shareholder services ................................................       971,137           244,402           132,960
       Directors' fees and expenses ........................................        23,321            20,732            17,185
       Custodian and accounting fees .......................................       207,509            48,843            58,336
       Reports to shareholders .............................................        80,212            23,780            18,650
       Auditing ............................................................        21,692            20,702            20,324
       Legal ...............................................................        20,048            16,920             4,489
       Registration fees ...................................................       418,959            46,056            23,395
       Interest expense ....................................................            --            49,489                --
       Other ...............................................................        10,874             4,758            49,801
                                                                             ----------------  ----------------  ----------------
       Total expenses before reductions ....................................     5,904,409         1,092,694           587,178
       Expense reductions ..................................................    (1,846,622)         (246,650)         (157,381)
                                                                             ----------------  ----------------  ----------------
       Expenses, net .......................................................     4,057,787           846,044           429,797
      -------------------------------------------------------------------    ----------------  ----------------  ----------------
       Net investment income                                                    88,278,881         7,742,855         5,248,051
      -------------------------------------------------------------------    ----------------  ----------------  ----------------
      -------------------------------------------------------------------    ----------------  ----------------  ----------------
       Net increase (decrease) in net assets resulting from operations       $  88,278,881     $   7,742,855     $   5,248,051
      -------------------------------------------------------------------    ----------------  ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.


                           15 - Scudder Managed Shares

                       Statements of Changes in Net Assets
                               Money Market Series

                                                                              Years Ended December 31,
Increase (Decrease) in Net Assets                                              1998              1997
---------------------------------------------------------------------------------------------------------------
        Operations:
        Net investment income .........................................  $   88,278,881    $   29,622,141
                                                                        ----------------  ----------------
        Distributions to shareholders from:
        Net investment income (Managed Shares) ........................     (18,908,573)      (16,811,273)
                                                                        ----------------  ----------------
        Net investment income (Institutional Shares) ..................     (38,347,244)       (8,101,246)
                                                                        ----------------  ----------------
        Net investment income (Premium Money Market Shares) ...........     (30,962,225)       (4,709,622)
                                                                        ----------------  ----------------
        Net investment income (Prime Reserve Money Market Shares) .....         (60,839)               --
                                                                        ----------------  ----------------
        Fund share transactions:
        Managed Shares:
        Proceeds from shares sold .....................................   1,521,267,560     1,604,556,971
        Net asset value of shares issued to shareholders in
          reinvestment of distributions ...............................       5,506,361         7,105,515
        Cost of shares redeemed .......................................  (1,568,154,523)   (1,674,045,123)
                                                                        ----------------  ----------------
        Net increase (decrease) in net assets from Fund share
          transactions ................................................     (41,380,602)      (62,382,637)
                                                                        ----------------  ----------------
        Institutional Shares:
        Proceeds from shares sold .....................................   5,884,096,724       697,521,385
        Net asset value of shares issued to shareholders in
          reinvestment of distributions ...............................      14,372,769         1,796,954
        Cost of shares redeemed .......................................  (5,169,903,810)     (361,494,193)
                                                                        ----------------  ----------------
        Net increase (decrease) in net assets from Fund share
          transactions ................................................     728,565,683       337,824,146
                                                                        ----------------  ----------------
        Premium Money Market Shares:
        Proceeds from shares sold .....................................   2,381,877,957       612,133,352
        Net asset value of shares issued to shareholders in
          reinvestment of distributions ...............................      24,053,642         2,900,558
        Cost of shares redeemed .......................................  (1,933,144,105)     (280,244,979)
                                                                        ----------------  ----------------
        Net increase (decrease) in net assets from Fund share
          transactions ................................................     472,787,494       334,788,931
                                                                        ----------------  ----------------
        Prime Reserve Money Market Shares:
        Proceeds from shares sold .....................................      15,004,074                --
        Net asset value of shares issued to shareholders in
          reinvestment of distributions ...............................          17,985                --
        Cost of shares redeemed .......................................      (2,685,634)               --
                                                                        ----------------  ----------------
        Net increase (decrease) in net assets from Fund share
          transactions ................................................      12,336,425                --
                                                                        ----------------  ----------------
        Increase (decrease) in net assets .............................   1,172,309,000       610,230,440
        Net assets at beginning of period .............................   1,041,528,715       431,298,275
                                                                        ----------------  ----------------
        Net assets at end of period ...................................  $2,213,837,715    $1,041,528,715
                                                                        ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.


                           16 - Scudder Managed Shares

                       Statements of Changes in Net Assets
                          Tax Free Money Market Series

                                                                              Years Ended December 31,
Increase (Decrease) in Net Assets                                              1998              1997
---------------------------------------------------------------------------------------------------------------
        Operations:
        Net investment income ........................................     $  7,742,855      $  4,112,832
                                                                        ----------------  ----------------
        Distributions to shareholders from:
        Net investment income (Managed Shares) .......................       (4,113,198)       (2,806,394)
                                                                        ----------------  ----------------
        Net investment income (Institutional Shares) .................       (3,629,657)       (1,306,438)
                                                                        ----------------  ----------------
        Fund share transactions:
        Managed Shares:
        Proceeds from shares sold ....................................      337,100,112       378,820,759
        Net asset value of shares issued to shareholders in
          reinvestment of distributions ..............................          441,218           640,423
        Cost of shares redeemed ......................................     (388,875,661)     (368,394,901)
                                                                        ----------------  ----------------
        Net increase (decrease) in net assets from Fund share
          transactions ...............................................      (51,334,331)       11,066,281
                                                                        ----------------  ----------------
        Institutional Shares:
        Proceeds from shares sold ....................................      302,744,886       159,246,687
        Net asset value of shares issued to shareholders in
          reinvestment of distributions ..............................          282,144            30,480
        Cost of shares redeemed ......................................     (276,158,077)      (65,571,803)
                                                                        ----------------  ----------------
        Net increase (decrease) in net assets from Fund share
          transactions ...............................................       26,868,953        93,705,364
                                                                        ----------------  ----------------
        Increase (decrease) in net assets ............................      (24,465,378)      104,771,645
        Net assets at beginning of period ............................      270,225,034       165,453,389
                                                                        ----------------  ----------------
        Net assets at end of period ..................................     $245,759,656      $270,225,034
                                                                        ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.


                           17 - Scudder Managed Shares

                       Statements of Changes in Net Assets
                         Government Money Market Series

                                                                              Years Ended December 31,
Increase (Decrease) in Net Assets                                              1998              1997
---------------------------------------------------------------------------------------------------------------
        Operations:
        Net investment income .......................................      $  5,248,051      $  3,094,903
                                                                        ----------------  ----------------
        Distributions to shareholders from:
        Net investment income (Managed Shares) ......................        (1,674,220)       (1,921,752)
                                                                        ----------------  ----------------
        Net investment income (Institutional Shares) ................        (3,573,831)       (1,173,151)
                                                                        ----------------  ----------------
        Fund share transactions:
        Managed Shares:
        Proceeds from shares sold ...................................       196,423,665       204,615,796
        Net asset value of shares issued to shareholders in
          reinvestment of distributions .............................           441,038           426,890
        Cost of shares redeemed .....................................      (193,549,766)     (203,521,896)
                                                                        ----------------  ----------------
        Net increase (decrease) in net assets from Fund share
          transactions ..............................................         3,314,937         1,520,790
                                                                        ----------------  ----------------
        Institutional Shares:
        Proceeds from shares sold ...................................       147,948,753       115,334,278
        Net asset value of shares issued to shareholders in
          reinvestment of distributions .............................             8,814               449
        Cost of shares redeemed .....................................      (112,418,897)      (60,903,665)
                                                                        ----------------  ----------------
        Net increase (decrease) in net assets from Fund share
          transactions ..............................................        35,538,670        54,431,062
                                                                        ----------------  ----------------
        Increase (decrease) in net assets ...........................        38,853,607        55,951,852
        Net assets at beginning of period ...........................        83,870,139        27,918,287
                                                                        ----------------  ----------------
        Net assets at end of period .................................      $122,723,746      $ 83,870,139
                                                                        ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.


                           18 - Scudder Managed Shares

                              Financial Highlights

                               Money Market Series

The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.

Managed Shares (b)

                                                                                 Years Ended December 31,
                                                                    1998        1997       1996        1995        1994
----------------------------------------------------------------------------------------------------------------------------
                                                                 -----------------------------------------------------------
Net asset value, beginning of period .........................    $ 1.000     $ 1.000    $ 1.000     $ 1.000     $ 1.000
                                                                 -----------------------------------------------------------
Net investment income ........................................       .052        .051       .049        .054        .038
Distributions from net investment income .....................      (.052)      (.051)     (.049)      (.054)      (.038)
                                                                 -----------------------------------------------------------
Net asset value, end of period ...............................    $ 1.000     $ 1.000    $ 1.000     $ 1.000     $ 1.000
                                                                 -----------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .........................................       5.33        5.21       4.97        5.57        3.86
Ratios and Supplemental Data
Net assets, end of period ($ millions) .......................        328         369        431         372         367
Ratio of operating expenses, net to average daily net
  assets (%) .................................................        .38         .49        .55         .55         .55
Ratio of operating expenses before expense reductions to
  average daily net assets (%) ...............................        .48         .59        .62         .68         .68
Ratio of net investment income to average daily net
  assets (%) .................................................       5.20        5.00       4.86        5.45        3.84

(a)   Total returns are higher due to maintenance of the Fund's expenses.
(b) Effective July 7, 1997, Scudder Money Market Series (formerly known as the Managed Cash Fund) was divided into four classes, of which Scudder Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above for the periods prior to July 17, 1997, reflects the investment performance of the Fund prior to such redesignation.


                           19 - Scudder Managed Shares

The following table includes selected data for a share of the Institutional Shares class outstanding throughout each period and other performance information derived from the financial statements.

Institutional Shares

                                                                                                            For the Period
                                                                                                            August 4, 1997
                                                                                                           (commencement of
                                                                                                                sale of
                                                                                                             Institutional
                                                                                            Year Ended        Shares) to
                                                                                        December 31, 1998  December 31, 1997
----------------------------------------------------------------------------------------------------------------------------
                                                                                         -----------------------------------
Net asset value, beginning of period ..................................................     $1.000             $1.000
                                                                                         -----------------------------------
Net investment income .................................................................       .054               .022
Distributions from net investment income ..............................................      (.054)             (.022)
                                                                                         -----------------------------------
Net asset value, end of period ........................................................     $1.000             $1.000
                                                                                         -----------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ..................................................................       5.52               2.25**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ................................................      1,066                338
Ratio of operating expenses, net to average daily net assets (%) ......................        .18                .26*
Ratio of operating expenses before expense reductions, to average daily net
  assets (%) ..........................................................................        .29                .31*
Ratio of net investment income to average daily net assets (%) ........................       5.34               5.39*

(a)   Total return is higher due to maintenance of the Fund's expenses.
*     Annualized
**    Not annualized


                           20 - Scudder Managed Shares

The following table includes selected data for a share of the Premium Money Market Shares class outstanding throughout each period and other performance information derived from the financial statements.

Premium Money Market Shares

                                                                                                            For the Period
                                                                                                             July 7, 1997
                                                                                                           (commencement of
                                                                                                            sale of Premium
                                                                                            Year Ended        Shares) to
                                                                                        December 31, 1998  December 31, 1997
----------------------------------------------------------------------------------------------------------------------------
                                                                                          ----------------------------------
Net asset value, beginning of period ...................................................    $1.000             $1.000
                                                                                          ----------------------------------
Net investment income ..................................................................      .053               .026
Distributions from net investment income ...............................................     (.053)             (.026)
                                                                                          ----------------------------------
Net asset value, end of period .........................................................    $1.000             $1.000
                                                                                          ----------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ...................................................................      5.46               2.62**
Ratios and Supplemental Data
Net assets, end of period ($ millions) .................................................       808                335
Ratio of operating expenses, net to average daily net assets (%) .......................       .24                .38*
Ratio of operating expenses before expense reductions, to average daily net
  assets (%) ...........................................................................       .35                .43*
Ratio of net investment income to average daily net assets (%) .........................      5.31               5.50*

(a)   Total return is higher due to maintenance of the Fund's expenses.
*     Annualized
**    Not annualized


                           21 - Scudder Managed Shares

The following table includes selected data for a share of the Prime Reserve Money Market Shares class outstanding throughout each period and other performance information derived from the financial statements.

Prime Reserve Money Market Shares

                                                                                                 For the Period
                                                                                                October 15, 1998
                                                                                                (commencement of
                                                                                                  sale of Prime
                                                                                                 Reserve Shares)
                                                                                                 to December 31,
                                                                                                      1998
-----------------------------------------------------------------------------------------------------------------
                                                                                               ------------------
Net asset value, beginning of period ......................................................         $1.000
                                                                                               ------------------
Net investment income .....................................................................           .011
Distributions from net investment income ..................................................          (.011)
                                                                                               ------------------
Net asset value, end of period ............................................................         $1.000
                                                                                               ------------------
-----------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ......................................................................           1.06**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ....................................................             12
Ratio of operating expenses, net to average daily net assets (%) ..........................            .31*
Ratio of operating expenses before expense reductions, to average daily
  net assets (%) ..........................................................................            .45*
Ratio of net investment income to average daily net assets (%) ............................           4.95*

(a)   Total return is higher due to maintenance of the Fund's expenses.
*     Annualized
**    Not annualized


                           22 - Scudder Managed Shares

                              Financial Highlights

                          Tax Free Money Market Series

The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.

Managed Shares (b)

                                                                                 Years Ended December 31,
                                                                    1998        1997       1996        1995        1994
----------------------------------------------------------------------------------------------------------------------------
                                                                 -----------------------------------------------------------
Net asset value, beginning of period ..........................   $ 1.000     $ 1.000    $ 1.000     $ 1.000     $ 1.000
                                                                 -----------------------------------------------------------
Net investment income .........................................      .031        .030       .028        .032        .023
Distributions from net investment income and net realized
  capital gains ...............................................     (.031)      (.030)     (.028)      (.032)      (.023)
                                                                 -----------------------------------------------------------
Net asset value, end of period ................................   $ 1.000     $ 1.000    $ 1.000     $ 1.000     $ 1.000
                                                                 -----------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) ..............................................      3.10(a)     3.07(a)    2.88        3.30        2.29
Ratios and Supplemental Data
Net assets, end of period ($ millions) ........................       125         177        165         138         125
Ratio of operating expenses, net to average daily net
  assets (%) ..................................................       .41         .65        .72         .79         .77
Ratio of operating expenses before expense reductions to
  average daily net assets (%) ................................       .51         .74        .72         .79         .77
Ratio of net investment income to average daily net
  assets (%) ..................................................      3.07        2.99       2.84        3.25        2.26

(a)   Total return is higher due to maintenance of the Fund's expenses.
(b) Effective July 7, 1997, Scudder Tax Free Money Market Series (formerly known as Managed Tax-Free Fund) was divided into two classes, of which Scudder Tax Free Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above for the periods prior to July 17, 1997, reflects the investment performance of the Fund prior to such redesignation.


                           23 - Scudder Managed Shares

The following table includes selected data for a share of the Institutional Shares class outstanding throughout each period and other performance information derived from the financial statements.

Institutional Shares

                                                                                                            For the Period
                                                                                                            August 4, 1997
                                                                                                           (commencement of
                                                                                                                sale of
                                                                                                             Institutional
                                                                                           Year Ended         Shares) to
                                                                                       December 31, 1998   December 31, 1997
----------------------------------------------------------------------------------------------------------------------------
                                                                                       -------------------------------------
Net asset value, beginning of period ...............................................       $1.000              $1.000
                                                                                       -------------------------------------
Net investment income ..............................................................         .032               0.014
Distributions from net income ......................................................        (.032)             (0.014)
                                                                                       -------------------------------------
Net asset value, end of period .....................................................       $1.000              $1.000
                                                                                       -------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ...............................................................         3.26                1.40**
Ratios and Supplemental Data
Net assets, end of period ($ millions) .............................................          121                  94
Ratio of operating expenses, net to average daily net assets (%) ...................          .26                 .37*
Ratio of operating expenses before expense reductions, to average
  daily net assets (%) .............................................................          .36                 .46*
Ratio of net investment income to average daily net assets (%) .....................         3.21                3.36*

(a)   Total return is higher due to maintenance of the Fund's expenses.
*     Annualized
**    Not annualized


                           24 - Scudder Managed Shares

                              Financial Highlights

                         Government Money Market Series

The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.

Managed Shares (b)

                                                                                 Years Ended December 31,
                                                                    1998        1997       1996        1995        1994
----------------------------------------------------------------------------------------------------------------------------
                                                                ------------------------------------------------------------
Net asset value, beginning of period ..........................   $ 1.000     $ 1.000    $ 1.000     $ 1.000     $ 1.000
                                                                ------------------------------------------------------------
Net investment income .........................................      .048        .049       .048        .054        .037
Distributions from net investment income ......................     (.048)      (.049)     (.048)      (.054)      (.037)
                                                                ------------------------------------------------------------
Net asset value, end of period ................................   $ 1.000     $ 1.000    $ 1.000     $ 1.000     $ 1.000
                                                                ------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ..........................................      4.89        5.02       4.91        5.49        3.75
Ratios and Supplemental Data
Net assets, end of period ($ millions) ........................        33          29         28          50          69
Ratio of operating expenses, net to average daily net
  assets (%) ..................................................       .62         .55        .55         .55         .55
Ratio of operating expenses before expense reductions, to
  average daily net assets (%) ................................       .77         .84        .77         .86         .84
Ratio of net investment income to average daily net
  assets (%) ..................................................      4.82        4.93       4.81        5.36        3.61

(a)   Total return is higher due to maintenance of the Fund's expenses.

(b) Effective July 7, 1997, Scudder Government Money Market Series (formerly known as the Managed Government Securities Fund) was divided into two classes, of which Scudder Goverment Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above for the periods prior to July 17, 1997, reflects the investment performance of the Fund prior to such redesignation.


                           25 - Scudder Managed Shares

The following table includes selected data for a share of the Institutional Shares class outstanding throughout the period and other performance information derived from the financial statements.

Institutional Shares

                                                                                                            For the Period
                                                                                                            August 4, 1997
                                                                                                           (commencement of
                                                                                                                sale of
                                                                                                             Institutional
                                                                                           Year Ended         Shares) to
                                                                                       December 31, 1998   December 31, 1997
----------------------------------------------------------------------------------------------------------------------------
                                                                                         -----------------------------------
Net asset value, beginning of period .................................................     $1.000              $1.000
                                                                                         -----------------------------------
Net investment income ................................................................       .051                .022
Distributions from net investment income .............................................      (.051)              (.022)
                                                                                         -----------------------------------
Net asset value, end of period .......................................................     $1.000              $1.000
                                                                                         -----------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .................................................................       5.23                2.17**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ...............................................         90                  54
Ratio of operating expenses, net to average daily net assets (%) .....................        .31                 .31*
Ratio of operating expenses before expense reductions, to average
  daily net assets (%) ...............................................................        .46                 .46*
Ratio of net investment income to average daily net assets (%) .......................       5.10                5.21*

(a)   Total return is higher due to maintenance of the Fund's expenses.
*     Annualized
**    Not annualized


                           26 - Scudder Managed Shares

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Fund, Inc. (the "Company") is an open-end diversified management investment company comprised of three diversified money market portfolios:
Scudder Money Market Series (formerly known as Managed Cash Fund), Scudder Tax Free Money Market Series (formerly known as Managed Tax Free Fund), and Scudder Government Money Market Series (formerly known as Managed Government Securities
Fund) (collectively, the "Funds"). Scudder Tax Free Money Market Series and Scudder Government Money Market Series each offers two classes of shares, Institutional Class and Managed Class and Scudder Money Market Series offers four classes of shares, Institutional Class, Managed Class, Premium Money Market Class, and Prime Reserve Money Market Class.

Security Valuation. Each of the Funds values its investments using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market.

Federal Income Taxes. The Company's policy is to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable and tax-exempt income, including any realized net capital gains, to shareholders. Therefore, no Federal income tax provision is required.

As of December 31, 1998, the Scudder Tax Free Money Market Series Portfolio had a net tax basis capital loss carryforward of approximately $340,000 which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until December 31, 2002 ($26,000), December 31, 2003 ($16,000), December 31, 2004 ($282,000) and December 31, 2005 ($16,000), the
respective expiration dates, whichever occurs first. In addition, as of December 31, 1998, the Scudder Government Money Market Series Fund had a net tax basis capital loss carryforward of approximately $10,000 which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until December 31, 2004 ($8,700) and December 31, 2005 ($1,300), the respective expiration dates, whichever occurs first.

Dividends. Dividends from net investment income are declared each business day to shareholders of record that day for payment on the first business day of the following month.

Repurchase Agreements. The Company may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the repurchase price.

Other. Investment transactions are recorded on trade dates. Interest income, including the accretion or amortization of discount or premium, is recorded on the accrual basis. Discounts or premiums on securities purchased are accreted or amortized, respectively, on a straight line basis over the life of the respective securities. Distributions to shareholders are recorded on the ex-dividend dates.

                               B. Related Parties

Under the Investment Management Agreements (the "Management Agreement") with Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"), the Adviser directs the investments of each Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to

                          27 - Scudder Managed Shares
investments to be purchased, sold, or entered into by each Fund. The Adviser receives an investment management fee at an annual rate of 0.25% of average daily net assets for each Fund. Also, the Adviser has agreed to waive a portion of its investment management fee for each of the series. In the Money Market Series, this waiver varied so that during the period the investment management fee ranged from .09% to .20%. In the Tax Free Money Market Series and Government Money Market Series, the fee was waived to the extent necessary so that the total annualized investment management fee of the Fund does not exceed .15% and
 .10%, respectively.

For the year ended December 31, 1998, the Adviser did not impose fees of $1,846,622, $246,650, and $157,381 and did impose fees of $2,304,035, $370,362, and $104,657 for the Money Market Series, the Tax Free Money Market Series and the Government Money Market Series, respectively.

On September 7, 1998, Zurich Insurance Company ("Zurich"), majority owner of the Adviser, entered into an agreement with B.A.T Industries p.l.c. ("B.A.T") pursuant to which the financial services businesses of B.A.T were combined with Zurich's businesses to form a new global insurance and financial services company known as Zurich Financial Services. Upon consummation of the transaction, the Funds' Management Agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. In December 1998, the Board of Directors and the shareholders of the Fund approved a new investment management agreement with Scudder Kemper, which is substantially identical to the former Management Agreement, except for the dates of execution and termination.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Funds. Each class of each Fund has entered into a Transfer Agency and Service Agreement with SSC. SSC receives account fees that vary according to the account size and type of account of the shareholders of the respective classes. For the year ended December 31, 1998 the following amounts were charged:


                                                                          Tax Free         Government Money
                                                    Money Market        Money Market            Market
                                                       Series              Series               Series
      Managed Class                                  $  244,534           $   24,022          $   43,998
      Institutional Class                                20,571               15,000              15,000
      Premium Class                                     273,356                   --                  --
      Prime Reserve Class                                   749                   --                  --
                                                     ----------           ----------          ----------
                                                     $  539,210           $   39,022          $   58,998
                                                     ==========           ==========          ==========

Each of the Funds has special arrangements with certain banks, institutions and other persons under which they receive compensation from the Funds and the Adviser for performing shareholder servicing functions for their customers who own shares in the Funds. The Adviser has agreed to reimburse each Fund for amounts payable by the Scudder Managed Class, such that the fees in basis points paid by the class will be no greater than the total transfer agent fee payable to SSC. For the year ended December 31, 1998, the Adviser's reimbursement payable aggregated $234,051 for the Money Market Series, $186,935 for the Tax Free Money Market Series, and $21,817 for the Government Money Market Series.

                           28 - Scudder Managed Shares

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Funds. For the year ended December 31, 1998, the amount charged to the Funds by SFAC aggregated $189,715 for the Money Market Series, $44,002 for the Tax Free Money Market Series, and $36,129 for the Government Money Market Series, of which $23,946, $4,358, and $2,848, respectively, remain unpaid at December 31, 1998.

The Company has a compensation arrangement under which payment of directors' fees may be deferred. Interest is accrued (based on the rate of return earned on the 90 day Treasury Bill as determined at the beginning of each calendar quarter) on the deferred balances and is included in "Directors' fees and expenses." The accumulated balance of deferred directors' fees and interest thereon relating to the Funds constituting the Company aggregated $243,692 for the period ended December 31, 1998, an applicable portion of which is included in accrued expenses of each such Fund.

Other. Printing and postage expenses related to preparing and distributing material such as shareholder reports, prospectuses and proxy materials to current shareholders are charged to each class based on number of shareholder accounts. For the year ended December 31, 1998, the following amounts were paid:


                                                                          Tax Free         Government Money
                                                    Money Market        Money Market            Market
                                                       Series              Series               Series
      Managed Class                                  $   29,625           $   10,447          $    9,747
      Institutional Class                                 4,871               13,333               8,903
      Premium Class                                      44,466                   --                  --
      Prime Reserve Class                                 1,250                   --                  --
                                                     ----------           ----------          ----------
                                                     $   80,212           $   23,780          $   18,650
                                                     ==========           ==========          ==========

                               C. Lines of Credit

The Company and several other Scudder Funds (the "Participants") share in a $850 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. In addition, each Fund had available an uncommitted line of credit. During the year ended December 31, 1998, the Tax Free Money Market Series periodically borrowed amounts from a bank and the weighted average outstanding daily balance of bank loans (based on the average number of days the loans were outstanding) was approximately $2.1 million, with a weighted average interest rate of 5.98%. Interest expense for the period ended December 31, 1998, was $49,489.

                           29 - Scudder Managed Shares

                        Report of Independent Accountants

To the Board of Directors and Shareholders of Scudder Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Series, Tax Free Money Market Series and Government Money Market Series (each a separate portfolio of Scudder Fund, Inc., hereafter referred to as the "Fund") at December 31, 1998, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 1999

                           30 - Scudder Managed Shares

                          Tax Information (Unaudited)

The total amount of dividends declared in 1998 by each of the Government Money Market Series and Money Market Series of Scudder Fund, Inc. are taxable as ordinary dividend income for Federal income tax purposes. None of this amount qualifies for the dividends received deduction available to corporations.

All of the dividends from the Tax Free Money Market Series of Scudder Fund, Inc. declared in 1998 are exempt from Federal income tax. Although dividend income from the Tax Free Money Market Series is exempt from Federal taxation, it may not be exempt from state or local taxation. You should consult your tax advisor as to the state and local tax status of the dividends you received.



                           31 - Scudder Managed Shares

                           Stockholder Meeting Results

                               Money Market Series

A Special Meeting of Stockholders (the "Meeting") of Scudder Money Market Series of Scudder Managed Shares (the "Fund") was held on December 15, 1998, at the office of Scudder Kemper Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting the following matters were voted upon by the stockholders (the resulting votes for each matter are presented below).

1. To approve a new Investment Management Agreement for the Fund with Scudder Kemper Investments, Inc.


                                Number of Votes:
                                ----------------

            For              Against           Abstain      Broker Non-Votes*
            ---              -------           -------      -----------------

       1,214,909,534       12,901,927        18,579,912             0


2. To approve the revision of the Fund's fundamental lending policy.


                                Number of Votes:
                                ----------------

            For              Against           Abstain      Broker Non-Votes*
            ---              -------           -------      -----------------

       1,184,567,392       24,984,647        36,839,334             0





--------------------------------------------------------------------------------

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

                           32 - Scudder Managed Shares

                           Stockholder Meeting Results

                          Tax Free Money Market Series

A Special Meeting of Stockholders (the "Meeting") of Scudder Tax Free Money Market Series of Scudder Managed Shares (the "Fund") was held on December 15, 1998, at the office of Scudder Kemper Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting the following matters were voted upon by the stockholders (the resulting votes for each matter are presented below).

1. To approve a new Investment Management Agreement for the Fund with Scudder Kemper Investments, Inc.


                                Number of Votes:
                                ----------------

            For              Against           Abstain      Broker Non-Votes*
            ---              -------           -------      -----------------

        232,918,524          139,295           208,897              0


2. To approve the revision of the Fund's fundamental lending policy.


                                Number of Votes:
                                ----------------

            For              Against           Abstain      Broker Non-Votes*
            ---              -------           -------      -----------------

        232,918,524          139,295           208,897              0





--------------------------------------------------------------------------------

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.


                          33 - Scudder Managed Shares

                           Stockholder Meeting Results

                         Government Money Market Series

A Special Meeting of Stockholders (the "Meeting") of Scudder Government Money Market Series of Scudder Managed Shares (the "Fund") was held on December 15, 1998, at the office of Scudder Kemper Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting the following matters were voted upon by the stockholders (the resulting votes for each matter are presented below).

1. To approve a new Investment Management Agreement for the Fund with Scudder Kemper Investments, Inc.


                                Number of Votes:
                                ----------------

            For              Against           Abstain      Broker Non-Votes*
            ---              -------           -------      -----------------

        123,164,790           8,416            204,522              0


2. To approve the revision of the Fund's fundamental lending policy.


                                Number of Votes:
                                ----------------

            For              Against           Abstain      Broker Non-Votes*
            ---              -------           -------      -----------------

        123,099,790          73,416            204,522              0





--------------------------------------------------------------------------------

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.



                          34 - Scudder Managed Shares

                                    This Page
                                  intentionally
                                   left blank.



                          35 - Scudder Managed Shares

                              Officers and Trustees


Dr. Rosita P. Chang
Director; Professor of Finance,
 University of Rhode Island

Edgar R. Fiedler
Director; Senior Fellow and
Economic Counsellor, The
Conference Board, Inc.

Peter B. Freeman
Director; Corporate Director
and Trustee

Dr. J. D. Hammond
Director; Dean, Smeal College of
Business Administration,
Pennsylvania State University

Richard M. Hunt
Director; University Marshal
and Senior Lecturer, Harvard
University

Daniel Pierce*
President

Ann M. McCreary*
Vice President

Kathryn L. Quirk*
Vice President

Frank J. Rachwalski, Jr.*
Vice President

Thomas F. McDonough*
Vice President and Secretary

Thomas W. Joseph*
Vice President and Assistant
Secretary

John R. Hebble*
Treasurer

Caroline Pearson*
Assistant Secreatry


                   *Scudder Kemper Investments, Inc.


                          36 - Scudder Managed Shares

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Prime Reserve Shares*
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series --
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder Corporate Bond Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund

Preferred Series
----------------
  Scudder Tax Managed Growth Fund
  Scudder Tax Managed Small
    Company Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. ++Only the International Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

                           37 - Scudder Managed Shares

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.*

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
            Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- www.scudder.com
          1-800-343-2890
                                                                       Personal Investment Organizer: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          Distributions Direct

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                           38 - Scudder Managed Shares


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 8,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          800 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York


                           39 - Scudder Managed Shares

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $230 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.


SCUDDER

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